Deferred Compensation Expenses (Tables)	6 Months Ended
Apr. 30, 2025
Deferred Compensation Expenses [Abstract]
Schedule of Deferred compensation

Deferred compensation expenses consisted of the following:

	April 30, 2025	October 31, 2024
Deferred compensation expenses (1)	15,767,848	5,785,899
Total	$15,767,848	$5,785,899
Including:
Deferred compensation expenses	$6,627,939	$3,338,719
Deferred compensation expense -long term	$9,139,909	$2,447,180

(1)	During the six months ended April 30, 2025, the Company issued an aggregate of 10,754,224 (post-reverse stock split adjusted 430,169) Class A Ordinary Shares to certain directors, managers and consultant as compensation to replace their cash salaries and related compensations as well as provide incentives for future business development. The share awards are vested in accordance with the terms of their service contracts, which generally ranges from 1 to 3 years. As of April 30, 2025, the fair value of unvested shares was $15,767,848, which was considered as prepaid portion of share-based compensation and included in the prepayment, prepaid expense and other assets.